Inventory	6 Months Ended
Jun. 30, 2023
Classes of current inventories [abstract]
Inventory	10. INVENTORY

	AS OF DECEMBER 31, 2022	AS OF JUNE 30, 2023
Finished goods	$68,420	$27,474
Raw materials	19,584	55,644
WIP	1,961	2,853
Total Inventory	$89,965	$85,971